VAT AND OTHER TAXES PAYABLE (Detail Textuals)	1 Months Ended
May 31, 2016
Vat And Other Taxes Payable [Abstract]
Value added tax percentages of commission income	5.00%
Value added tax percentages of urban maintenance and construction tax payable	7.00%
Value added tax percentages of education tax payable	3.00%
Value added tax percentages of local education tax payable	2.00%